Consolidated Statements of Changes in Partners' Capital (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash distributions to IDR holders	[1]	$ 154,668	$ 152,898	$ 140,142
Carrying value of equity attributable to the IDR holders		604,429	596,515	601,739
Incentive Distribution Rights
Cash distributions to IDR holders		8,800	8,700	5,600
General Partner and IDRs
Cash distributions to IDR holders	[1],[2]	11,846	11,496	9,833
Carrying value of equity attributable to the IDR holders	[2]	50,942	40,293	$ 33,320
General Partner and IDRs | Incentive Distribution Rights
Carrying value of equity attributable to the IDR holders		$ 32,500	$ 21,500

[1]	This includes cash distributions to IDR holders for the years ended December 31, 2016, 2015 and 2014 of $8.8 million, $8.7 million and $5.6 million, respectively.
[2]	As of December 31, 2016, the carrying value of the equity attributable to the IDR holders was $32.5 million (2015: $21.5 million)